INVESTMENT SECURITIES - Schedule of FHLB AND FRB Stock Purchases And Redemptions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Investments, Debt and Equity Securities [Abstract]
Gain (loss) on redemption of FHLB stock	$ 0
FLHB stock purchased at par	144,305,000
FHLB stock redeemed at par	244,275,000
FRB stock purchased at par	20,095,000
FRB stock redeemed at par	$ 0